Related party transactions:	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Related party transactions:
Related party transactions:

Note M—Related party transactions:

        An affiliated company, Tauren Exploration, Inc. ("Tauren"), which is owned 100% by Mr. Wallen, owned working interests in certain of the wells in which the Company owns a working interest. As of the end of fiscal 2014 Tauren owed $3,333 to the Company, and as of the end of September 30, 2014 the Company owed $3,285 to Tauren for miscellaneous general and administrative expenses and royalties. Tauren owed the Company $2,765 and $2,083 for royalties paid by a third-party operator as of June 30, 2014 and three months ended September 30, 2014, respectively.

        In addition, certain of the Company's working interests are operated by an affiliated company, Fossil Operating, Inc. ("Fossil"), which is owned 100% by Mr. Wallen. As of June 30, 2014 and September 30, 2014, the Company owed Fossil $33,533 and $0, respectively, for capital expenditures, the Company owed Fossil $264,705 and $224,320, respectively, for drilling costs and lease and operating expenses, and was owed by Fossil $65,650 and $27,767, respectively, for oil and gas sales.

Note E — Related party transactions:

On December 1, 1997, as renewed and revised on January 1, 2002, the Company entered into a contract with Tauren to provide the necessary technical, administrative and management expertise needed to conduct its business. Tauren also paid various organization costs and consulting fees on behalf of the Company. The monthly amount charged to the Company was based on actual costs of materials and labor hours of Tauren that were used pursuant to the terms of the agreement. The agreement was terminated effective January 1, 2006, except as to the office sharing provisions, which were extended to June 30, 2007 and since continued on a month to month basis. The Company now leases office space from Tauren on a month-to-month lease that charges the Company $8,000 per month. Charges to the Company under the contracts and subsequent arrangements were $96,000 and $96,000 for the fiscal years 2014 and 2013.

Prior to October 2013, Tauren owned a working interest in the wells in which the Company owns a working interest. As of the end of fiscal 2014 Tauren owed $3,333 to the Company, and as of the end of fiscal 2013, the Company owed $6,166 to Tauren for miscellaneous general and administrative expenses and royalties. Tauren owed the Company $2,765 and $38,756 for royalties paid by a third-party operator for fiscal years 2014 and 2013, respectively.

In addition, certain of the Company’s working interests are operated by an affiliated company, Fossil Operating, Inc. (“Fossil”), which is owned 100% by the Mr. Wallen. At the end of fiscal years 2014 and 2013, the Company owed Fossil $33,533 and $0, respectively, for capital expenditures. The Company owed Fossil $264,705 and $27,949, respectively, for drilling costs and lease and operating expenses, and was owed by Fossil $65,650 and $28,897, respectively, for oil and gas sales.

From March, 2013 through September 2013, the Company borrowed $4,400,000 from Pandale Holding, Inc. (“Pandale”), an affiliate wholly owned by Mr. Wallen, to make payments towards the required deposits towards the purchase the Gastar East Texas assets.  In total, the Company paid $4,700,000 in deposits to Gastar.  Pandale had to obtain most or all of these $4,400,000 funds loaned to the Company from unrelated third parties.  Upon closing of the transactions and borrowings on October 2, 2013, the Company had to re-pay Pandale the $4,400,000 borrowed, $896,667 in interest on the amounts borrowed, $1,000,000 in assessed origination fees and $180,000 in administrative fees charged.  Neither, Mr.Wallen or Pandale made any profit from the loan transactions.

On December 18, 2009, the Company issued the Wallen Note, which is subordinated to all WFEC indebtedness. The Wallen Note bore interest at the prime rate plus one percent (1%), and originally provided for interest payable monthly. The proceeds of the Wallen Note were used to repay the previous indebtedness of the Company that was payable to a former director. The Wallen Note was exchanged for Series B Convertible Preferred Shares as part of the overall capital refinancing of the Company in October 2013.